Financial Information of Reportable Operating Segments (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues		$ 798,175	$ 778,900	$ 765,048
Loss from continuing operations before income taxes		(26,841)	(21,877)	(32,923)
Equity-based compensation		(5,856)	(2,853)	(2,706)
Acquisition and other nonrecurring costs		(4,002)	(5,765)	(4,225)
Depreciation, amortization and accretion		(111,889)	(106,909)	(105,456)
Loss on disposal and abandonment of assets		(1,346)	(682)	(609)
Capital expenditures		82,924	92,352	107,780
Interest expense		(45,913)	(59,754)	(69,055)
Assets	$ 761,038	728,282	761,038
Change in fair value of warrant liability	9,100	6,361	9,053
Debt modification and extinguishment costs		(4,192)	(6,689)	(3,802)
Other, net		(4,682)	1,329	(1,765)
Operating Segments | New Zealand
Segment Reporting Information [Line Items]
Revenues		556,410	520,042	488,969
Adjusted EBITDA		90,396	85,307	80,923
Depreciation, amortization and accretion		66,160	60,805	59,436
Capital expenditures		53,085	53,904	50,874
Assets	432,932	440,385	432,932
Operating Segments | Bolivia
Segment Reporting Information [Line Items]
Revenues		240,941	258,438	275,514
Adjusted EBITDA		65,531	76,522	81,577
Depreciation, amortization and accretion		45,107	45,925	45,981
Capital expenditures		29,659	37,215	56,342
Assets	292,189	278,656	292,189
Corporate, Reconciling Items and Eliminations
Segment Reporting Information [Line Items]
Revenues		824	420	565
Loss from continuing operations before income taxes		(11,249)	(11,436)	(7,805)
Depreciation, amortization and accretion		622	179	39
Capital expenditures		180	1,233	$ 564
Assets	$ 35,917	$ 9,241	$ 35,917